Stockholders' Equity - Additional information (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Aug. 31, 2025 $ / shares	Jul. 31, 2022 shares	Jul. 31, 2025 USD ($) period $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Aug. 19, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period (in shares) | $			$ 2,793	$ 1,978	$ 1,967
Common stock dividends, cash paid (in dollars per share) | $ / shares			$ 4.16
Common stock dividends | $			$ 1,200
Cash dividends declared per common share (in dollars per share) | $ / shares			$ 4.16	$ 3.6	$ 3.12
Common stock, shares authorized (in shares)			750,000,000	750,000,000
Pool shares reduced for each share granted (in shares)			2.3
Pool shares increased for each share forfeited (in shares)		2.3	2.3
Shares available for grant (in shares)		26,260,000	25,147,000	27,317,000	19,026,000
Stock offering period, months, employee stock purchase plans			6 months
Stock accrual period, employee stock purchase plans, number of accrual periods | period			2
Stock offering period, number of months in accrual period			3 months
Percentage of lower of the closing price for stock on the first day last day of the offering period			85.00%
Shares issued during period for Employee Stock Purchase Plans (in shares)			306,286	360,028	399,975
Shares available for issuance under Employee Stock Purchase Plan (in shares)			1,657,666
Market price of common stock (in dollars per share) | $ / shares			$ 785.13
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years until options vest			7 years
Shares available for grant (in shares)			25,100,000
Unrecognized compensation cost | $			$ 146
Weighted-average vesting period			3 years 2 months 12 days
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of total share-based compensation expense			91.00%
Unrecognized compensation cost | $			$ 5,100
Weighted-average vesting period			3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)			25,800,000
Restated 2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)			171,700,000
Restated 2005 Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pool shares reduced for each share granted (in shares)			1
Number of shares added back to plan when grants are forfeited (in shares)			1
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, additional authorized amount (in shares) | $						$ 3,200
Cash dividends declared per common share (in dollars per share) | $ / shares	$ 1.20
Current Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program remaining authorized repurchase amount | $			$ 2,100
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchases under stock repurchase programs (in shares)			4,319,000	3,427,000	4,700,000